Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	$ 269	$ 200
Adjustments		0	69
Goodwill, ending balance	[1]	269	269
Retirement Plans [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	25	25
Adjustments		0
Goodwill, ending balance	[1]	25	25
Individual Products and Solutions (IPS) [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	244	175
Adjustments		0	69
Goodwill, ending balance	[1]	$ 244	$ 244

[1]	The goodwill balances have not been previously impaired.